Deposit Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2016		Mar. 31, 2015	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Net results from structured products	$ 1,970	[1]	$ 5,025	$ 17,991	[2]	$ 54,209	[3]	$ 23,791	[4]
Deposit liabilities	$ 1,170,595			1,168,376		1,245,367
Accretion expense on deposit liabilities				$ 42,200		12,900		$ 48,000
Interest expense | Structured Indemnity
Net results from structured products						$ 28,700

[1]	The net results from P&C structured products include net investment income and interest expense of $12.7 million and $10.7 million, respectively.
[2]	The net results from P&C structured products include net investment income and interest expense of $60.4 million and $42.2 million, respectively.
[3]	The net results from P&C structured products include net investment income and interest expense of $68.0 million and $12.9 million, respectively.
[4]	The net results from P&C structured products include net investment income and interest expense of $71.9 million and $48.0 million, respectively.